Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventory Consisted

Inventory consisted of the following:

	December 31, 2024	December 31, 2023

Goods in transit	$2,406,357	$1,158,689
Finished goods	7,087,294	7,971,989
Less: allowance of obsolete inventories	(1,152,055)	(932,276)
Inventories, net	$8,341,596	$8,198,402

Schedule of Movement of the Allowance for Doubtful Accounts

The movement of the allowance for doubtful accounts was as follows:

	December 31, 2024	December 31, 2023
Balance as of the beginning of year	$932,276	$1,405,588
Additions	235,674	(438,949)
Translation adjustments	(15,895)	(34,363)
Balance as of the end of year	$1,152,055	$932,276